Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000108536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Fund (Institutional Class)
Average Annual Return, Percent		10.22%	15.15%	10.32%
C000013706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Fund (Investor Class)
Average Annual Return, Percent		9.86%	14.79%	9.98%
C000013707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Appreciation Fund (Investor Class)
Average Annual Return, Percent		7.26%	11.55%	8.13%
C000108537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Appreciation Fund (Institutional Class)
Average Annual Return, Percent		7.60%	11.89%	8.46%
C000108538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Focus Fund (Institutional Class)
Average Annual Return, Percent		20.47%	14.86%	10.64%
C000013708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Focus Fund (Investor Class)
Average Annual Return, Percent		20.14%	14.56%	10.37%
C000108545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel International Fund (Investor Class)
Average Annual Return, Percent		22.01%	8.33%	5.98%
C000108546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel International Fund (Institutional Class)
Average Annual Return, Percent		22.27%	8.59%	6.24%
C000108548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Global Fund (Institutional Class)
Average Annual Return, Percent		15.82%	11.08%	8.89%
C000108547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ariel Global Fund (Investor Class)
Average Annual Return, Percent		15.53%	10.80%	8.63%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (Broad-based Index)
Average Annual Return, Percent		17.60%	16.47%	15.30%
MSCI EAFE Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Net Index (Broad-based Index)
Average Annual Return, Percent		14.99%	11.15%	8.17%
MSCI ACWI ex US Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Net Index
Average Annual Return, Percent		16.45%	10.26%	8.23%
MSCI ACWI Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Index (Broad-based Index)
Average Annual Return, Percent		17.27%	13.54%	11.91%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Index
Average Annual Return, Percent		10.16%	12.09%	10.52%
Russell 2500TM Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Value Index
Average Annual Return, Percent		9.00%	14.96%	9.68%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent	[1]	7.88%	15.49%	9.23%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		7.58%	13.66%	9.96%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Average Annual Return, Percent		11.11%	12.66%	11.39%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		9.44%	13.87%	10.72%
MSCI EAFE Value Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Net Index
Average Annual Return, Percent		22.53%	15.66%	8.16%
MSCI ACWI ex US Value Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Value Net Index
Average Annual Return, Percent		20.17%	14.41%	8.10%
MSCI ACWI Value Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Value Net Index
Average Annual Return, Percent		12.14%	13.45%	9.12%

[1]	The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.